Investment Objectives and Goals - Calvert World Values Fund, Inc.	Sep. 30, 2025
Calvert Emerging Markets Advancement Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Calvert Emerging Markets Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
Calvert International Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.
Calvert International Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.